Inventories, Net - Schedule of Inventories, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Inventories, Net [Abstract]
Raw materials		¥ 1,024,542	¥ 2,670,367
Work in process		714,143	6,859,086
Finished goods		2,579,785	4,163,921
Inventories, net	$ 634,053	¥ 4,318,470	¥ 13,693,374